STAPLED UNITHOLDERS' EQUITY - Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units (Details) - Fair Value Of The PSU Granded (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Performance based units | Stapled Units Performance Stock 2019
Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 1.9